Other Assets and Liabilities (Tables)	12 Months Ended
Mar. 31, 2011
Other Assets and Liabilities
Schedule of Other Assets and Liabilities

	2010	2011
	(in millions)
Other assets:
Accounts receivable:
Receivables from brokers, dealers and customers for securities transactions	¥725,490	¥885,842
Other	768,120	757,942
Investments in equity method investees	585,459	675,829
Non-interest-earning deposits with the Special Fund and the New Fund (Note 4)	378,119	362,695
Prepaid benefit cost (Note 13)	290,825	151,835
Cash collateral paid (Note 8)	634,299	766,617
Other	1,587,026	1,625,652

Total	¥4,969,338	¥5,226,412

Other liabilities:
Accounts payable:
Payables to brokers, dealers and customers for securities transactions	¥996,985	¥1,361,773
Other	775,149	900,446
Deferred tax liabilities	76,217	121,445
Allowance for off-balance sheet credit instruments	85,651	73,616
Accrued benefit cost (Note 13)	69,391	76,121
Guarantees and indemnifications	52,655	46,965
Cash collateral received (Note 8)	260,233	337,192
Accrued and other liabilities	1,823,611	1,927,343

Total	¥4,139,892	¥4,844,901